Liquidated Damages Payable	12 Months Ended
Dec. 31, 2020
Liquidated Damages Payable
Liquidated Damages Payable

15. Liquidated Damages Payable

Liquidated Damages payable are summarized as follows:

	As of December 31, 2020
	MDB Common Stock to be Issued (1)	Series H Preferred Stock	12% Convertible Debentures	Series I Preferred Stock	Series J Preferred Stock	Total
Registration Rights Damages	$15,001	$1,163,955	$-	$1,386,000	$1,200,000	$3,764,956
Public Information Failure Damages	-	1,163,955	905,490	1,386,000	1,200,000	4,655,445
Accrued interest	-	481,017	134,466	332,185	200,022	1,147,690
	$15,001	$2,808,927	$1,039,956	$3,104,185	$2,600,022	$9,568,091

	As of December 31, 2019
	MDB Common Stock to be Issued (1)	Series H Preferred Stock	12% Convertible Debentures	Series I Preferred Stock	Series J Preferred Stock	Total
Registration Rights Damages	$15,001	$1,163,955	$-	$1,108,800	$840,000	$3,127,756
Public Information Failure Damages	-	1,163,955	893,190	1,039,500	840,000	3,936,645
Accrued interest	-	481,017	132,888	262,193	140,015	1,016,113
	$15,001	$2,808,927	$1,026,078	$2,410,493	$1,820,015	$8,080,514

(1)	Consists of shares of common stock issuable to MDB Capital Group, LLC (“MDB”).

Information with respect to the Liquidated Damages recognized on the consolidated statements of operations is provided in Note 23, and for amounts contingently liable in Note 26.